Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

9.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	759,952	1,703,029	274,478
Accrued operating expenses	2,279,812	3,694,869	595,505
Tax payable	428,801	624,781	100,696
Interest payable	108,554	121,907	19,648
Distributors’ deposits	76,925	171,791	27,688
Purchase of fixed assets and spare parts	966,585	1,314,841	211,914
Traffic acquisition costs	640,643	1,159,362	186,855
Bandwidth costs	433,647	748,072	120,567
Content acquisition costs	481,461	718,072	115,732
Fund collected on behalf of service providers	438,211	1,563,564	252,001
Payable to group-buying merchants	229,693	359,190	57,891
Others	517,854	785,415	126,587

	7,362,138	12,964,893	2,089,562